Debt (Details)												1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 12, 2024 USD ($)	Jan. 21, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 21, 2023 USD ($)	Oct. 31, 2023 USD ($) shares	Sep. 21, 2023 USD ($)	Aug. 17, 2023 USD ($)	Apr. 18, 2023 USD ($)	Jan. 11, 2022 USD ($)	Dec. 23, 2021 USD ($)	Sep. 01, 2021 USD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 31, 2023 USD ($)
Debt (Details) [Line Items]
Monthly due																					$ 16,000,000
Common stock, percentage				200.00%
Principal, percentage				1.50%
Principal amount				$ 16,000,000
Event of default fees																			$ 788,320	$ 1,959,785	1,533,760	$ 3,887,724	$ 5,875,111	$ 11,013,572
Short-term loan	$ 325,000																		335,000		335,000
Net cash proceeds	$ 250,000																				250,000
Maturity date	Jun. 21, 2024
Amendment fee amount																			10,000		$ 10,000
Percentage of commitment fee				3.00%
Commitment fee																							480,000
legal fees																							195,196
Gain on debt extinguishment																							3,033,634
Loss of debt extinguishment																							14,638,178
Debt issuance costs																							$ 95,400
Short-term loan issuance			$ 2,000,000
Short-Term Debt [Member]
Debt (Details) [Line Items]
Short-term loans converted					$ 295,000
Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Principal amount				$ 8,000,000
Aggregate principal amount				$ 16,000,000
Original issue discount				50.00%
Interest rate percentage				5.00%
Default percentage per annum				18.00%
Interest computed day				360 days
Computed interest months				30 days
Convertible notes, description																					of (i) 70% of the lowest trading price of the common stock in the 15 trading days ending on the date of the delivery of the applicable conversion notice, and (ii) the Valuation Cap Price (defined as $250,000,000 subject to reduction of 10% upon each occurrence of an event of default divided by the number of shares of Common Stock on a fully diluted basis). Notwithstanding the foregoing, at any time prior to the occurrence of an Event of Default, the conversion price shall not be less than a Floor Price (defined as $100,000,000 divided by the number of shares of common stock on a fully diluted basis immediately prior to giving effect to the applicable conversion).		(i) 70% of the lowest trading price of the common stock in the 15 trading days ending on the date of the delivery of the applicable conversion notice, and (ii) the Valuation Cap Price (defined as $250,000,000 subject to reduction of 10% upon each occurrence of an event of default divided by the number of shares of Common Stock on a fully diluted basis), with a floor price (defined as $100,000,000 divided by the number of shares of common stock on a fully diluted basis immediately prior to giving effect to the applicable conversion).
Repay principal amount		$ 16,000,000		$ 16,000,000
Monthly due		1,500,000		$ 1,500,000																	$ 16,000,000
judgment or settlements																					250,000		$ 250,000
Accrued interest		$ 250,000																	$ 22,862,667		$ 22,862,667
Outstanding principal, percentage																			130.00%		130.00%
Interest rate, percentage				2.00%
Number of trading days																							20
Kips Bay Note [Member]
Debt (Details) [Line Items]
Principal amount																	$ 3,513,469	$ 3,298,077
Maturity date											Nov. 30, 2021					Feb. 18, 2022	Jan. 31, 2022	Jan. 15, 2022
Amendment fee amount																$ 300,000
Promissory convertible note											$ 2,692,308
Original issue discount rate											35.00%
Exercise price valuation amount											$ 250,000,000
Warrants expire											Sep. 21, 2024
Amended and Restated Kips Bay Note [Member]
Debt (Details) [Line Items]
Interest rate percentage															18.00%
Maturity date														Apr. 29, 2022	Apr. 07, 2022
Fee amount															$ 6,324
Membership interest percentage													0.67%
Alpha Carta Note 2 [Member]
Debt (Details) [Line Items]
Maturity date										Jan. 31, 2022						Feb. 18, 2022
Amendment fee amount																$ 300,000
Promissory convertible note										$ 1,846,154
Warrants issued										150,000
Exercise price valuation amount										$ 250,000,000
Warrants expire										Dec. 23, 2024
Original issue discount										35.00%
Amended And Restated Alpha Carta Note Two [Member]
Debt (Details) [Line Items]
Interest rate percentage															18.00%
Maturity date														Apr. 29, 2022	Apr. 07, 2022
Fee amount															$ 3,324
Alpha Carta Note 3 [Member]
Debt (Details) [Line Items]
Maturity date									Jan. 31, 2022
Promissory convertible note									$ 4,307,692
Warrants issued									100,000
Exercise price valuation amount									$ 250,000,000
Warrants expire									Jan. 11, 2025
Original issue discount									35.00%
Amended And Restated Alpha Carta Note Three [Member]
Debt (Details) [Line Items]
Interest rate percentage															18.00%
Maturity date														Apr. 29, 2022	Apr. 07, 2022
Proton Green, LLC [Member]
Debt (Details) [Line Items]
Fee amount															$ 7,752
Key Terms of and Events Under the Amended and Restated Notes [Member]
Debt (Details) [Line Items]
Repay principal amount												$ 3,000,000
Monthly due												3,000,000
Redemption price percentage																							125.00%
Liquidated damages																							$ 750,000
Event redemption price																							1.00%
Event of period																							30 days
Default fees																							$ 5,875,111
Monthly payment												2,000,000
Paid loan Settlement												$ 8,000,000													$ 2,000,000
Settled remaining outstanding																									$ 6,000,000
Short-term Loans [Member]
Debt (Details) [Line Items]
Short-term loan						$ 85,000	$ 2,000,000	$ 300,000
Maturity date							Oct. 17, 2023	Jun. 26, 2023
Promissory convertible note																							2,400,000
Short-term loans																							2,730,000
Due to maturity				$ 90,000			$ 2,200,000	$ 360,000
Short term loans																							345,000
Debt issuance costs																							95,400
Cyber One Ltd [Member]
Debt (Details) [Line Items]
Short-term loan																							2,000,000
Minimum [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Interest rate percentage		5.00%
Maximum [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Interest rate percentage		18.00%
Common Stock [Member]
Debt (Details) [Line Items]
Converted of shares (in Shares) | shares					236,000
Convertible Debt [Member]
Debt (Details) [Line Items]
Gain on debt extinguishment																							$ 17,671,812
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Repay principal amount		$ 16,000,000
Monthly due		$ 1,500,000
Maturity 30 to 90 Days [Member]
Debt (Details) [Line Items]
Maturity date						Nov. 21, 2023
Warrant [Member] | Kips Bay Note [Member]
Debt (Details) [Line Items]
Warrants issued											$ 250,000